SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-For-Sale Securities
Amortized cost	$ 399,288	$ 403,403
Gross unrealized gains	2,016	1,901
Gross unrealized losses	(6,285)	(7,418)
Fair falue	395,019	397,886
Held-to-maturity securities
Amortized cost	4,059	21,985
Fair falue	4,089	22,263
US Government Agencies [Member]
Available-For-Sale Securities
Amortized cost	132,543	162,289
Gross unrealized gains	40	50
Gross unrealized losses	(1,526)	(3,085)
Fair falue	131,057	159,254
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-For-Sale Securities
Amortized cost	171,620	172,035
Gross unrealized gains	6	64
Gross unrealized losses	(4,559)	(4,129)
Fair falue	167,067	167,970
States and Political Subdivisions [Member]
Available-For-Sale Securities
Amortized cost	71,493	51,374
Gross unrealized gains	1,916	1,658
Gross unrealized losses	(90)	(150)
Fair falue	73,319	52,882
Held-to-maturity securities
Amortized cost	4,059	21,985
Gross unrealized gains	33	$ 278
Gross unrealized losses	(3)
Fair falue	4,089	$ 22,263
Corporate Bonds [Member]
Available-For-Sale Securities
Amortized cost	23,632	17,705
Gross unrealized gains	54	129
Gross unrealized losses	(110)	(54)
Fair falue	$ 23,576	$ 17,780